PROVISIONS AND CONTINGENT LIABILITIES (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		$ 183,794		$ 208,561
Additions recognized in the year		61,942		106,435
Provisions used during the period		(6,494)		(10,623)
Provisions reversed during the period		(65,971)		(120,246)
Foreign currency translation adjustment		6,312		(409)
Effect of discounted cash flows		239		76
Final balance at the end of the period		168,033		183,794
Effect Of Adoption Of Ifrs 9		(11,789)
Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		172,005
Final balance at the end of the period				172,005
Legal proceedings provision [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		30,412		29,135
Additions recognized in the year		22,281		23,396
Provisions used during the period		(6,489)		(10,623)
Provisions reversed during the period		(10,177)		(11,504)
Foreign currency translation adjustment		606		(90)
Effect of discounted cash flows		239		98
Final balance at the end of the period		36,872		30,412
Effect Of Adoption Of Ifrs 9		0
Legal proceedings provision [member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		30,412
Final balance at the end of the period				30,412
Administrative proceedings provision [Member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		1,592		1,312
Additions recognized in the year		7,272		302
Provisions used during the period		0		0
Provisions reversed during the period		(8,395)		0
Foreign currency translation adjustment		0		0
Effect of discounted cash flows		0		(22)
Final balance at the end of the period		469		1,592
Effect Of Adoption Of Ifrs 9		0
Administrative proceedings provision [Member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		1,592
Final balance at the end of the period				1,592
Financial guarantees provision [Member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		52,290	[1]	77,366
Additions recognized in the year		7,708	[1]	55,539
Provisions used during the period		(5)	[1]	0
Provisions reversed during the period		(33,686)	[1]	(80,615)
Foreign currency translation adjustment		8	[1]	0
Effect of discounted cash flows		0	[1]	0
Final balance at the end of the period	[1]	23,100		52,290
Effect Of Adoption Of Ifrs 9	[1]	(3,215)
Financial guarantees provision [Member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning	[1]	49,075
Final balance at the end of the period	[1]			49,075
Loan commitments [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		99,500	[1]	100,748
Additions recognized in the year		21,922	[1]	27,198
Provisions used during the period		0	[1]	0
Provisions reversed during the period		(13,713)	[1]	(28,127)
Foreign currency translation adjustment		5,424	[1]	(319)
Effect of discounted cash flows		0	[1]	0
Final balance at the end of the period	[1]	104,559		99,500
Effect Of Adoption Of Ifrs 9	[1]	(8,574)
Loan commitments [member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning	[1]	90,926
Final balance at the end of the period	[1]			90,926
Onerous contracts provision [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		0
Additions recognized in the year		2,759
Provisions used during the period		0
Provisions reversed during the period		0
Foreign currency translation adjustment		274
Effect of discounted cash flows		0
Final balance at the end of the period		3,033		0
Effect Of Adoption Of Ifrs 9		0
Onerous contracts provision [member] | Effect of transition to IFRSs [member]
Disclosure Of Provisions And Contingent Liabilites [Line Items]
Initial balance at beginning		$ 0
Final balance at the end of the period				$ 0

[1]	The provisions for financial guarantees and loan commitments as of December 31, 2018 were estimated according to the expected credit losses methodology required by IFRS 9, on the other hand, the estimations for the year ended as of December 31, 2017 were computed under IAS 39, therefore both amounts are not comparable. For further information see Note 32 Impacts on application of new standards.